Condensed Financial Information of Parent Company - Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 137,996	$ 21,149	¥ 281,166
Prepayments and other current assets	58,272	8,931	86,787
Short-term investment	91,049	13,954	269,643
Total current assets	293,720	45,015	646,772
Non-current assets:
Investment in equity fund	5,711	875	5,919
Total non-current assets	152,027	23,299	272,405
Total assets	445,747	68,314	919,177
Current liabilities:
Accrued expenses and other current liabilities	19,382	2,970	15,444
Total current liabilities	1,033,888	158,450	1,114,417
Non-currentliabilities:
Other non-current liabilities	10,614	1,627	12,441
Total liabilities	1,158,310	177,519	1,243,982
Total non-current liabilities	124,422	19,069	129,565
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	201	31	122	$ 17
Treasury stock (US$0.001 par value; 591,200 and 781,011 shares as of December 31, 2019 and December 31, 2020, respectively)	(15,327)	(2,349)	(10,730)
Additional paid-incapital	1,198,852	183,732	1,167,884
Accumulated other comprehensive income	10,256	1,572	29,483
Accumulated deficit	(1,906,476)	(292,180)	(1,511,649)
Total shareholders' deficit	(712,563)	(109,205)	(324,805)		¥ 218,894	¥ (447,987)
Total liabilities and shareholders' deficit	445,747	68,314	919,177
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,888	443	2,028
Amounts due from subsidiaries and VIEs	866,102	132,736	892,324
Prepayments and other current assets	5,434	833	12,851
Short-term investment	64,910	9,948	139,524
Total current assets	939,334	143,960	1,046,727
Non-current assets:
Investment in equity fund	5,711	875	5,919
Total non-current assets	5,711	875	5,919
Total assets	945,045	144,835	1,052,646
Current liabilities:
Amounts due to inter-company entities	3,415	523	3,209
Accrued expenses and other current liabilities	1,543	236	1,618
Total current liabilities	4,958	759	4,827
Non-currentliabilities:
Investment payables to subsidiaries and VIEs	1,651,038	253,034	1,369,890
Other non-current liabilities	1,612	247	2,734
Total liabilities	1,657,608	254,040	1,377,451
Total non-current liabilities	1,652,650	253,281	1,372,624
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	(201)	(31)	(122)
Treasury stock (US$0.001 par value; 591,200 and 781,011 shares as of December 31, 2019 and December 31, 2020, respectively)	(15,327)	(2,349)	(10,730)
Additional paid-incapital	1,198,852	183,732	1,167,884
Accumulated other comprehensive income	10,256	1,572	29,483
Accumulated deficit	(1,906,476)	(292,180)	(1,511,649)
Total shareholders' deficit	(712,563)	(109,205)	(324,805)
Total liabilities and shareholders' deficit	945,045	144,835	1,052,646
Class A Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	212	32	208
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	212	32	208
Class B Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	121	19	121
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	¥ 121	$ 19	¥ 121